Introduction and overview of Group's risk management	12 Months Ended
Dec. 31, 2025
Introduction and overview of Group's risk management
Capital risk management and fair value measurements

4.Introduction and overview of Group’s risk management

The Group’s activities expose it to a variety of financial risks including market risk (foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Group’s Executive Committee is responsible for developing and monitoring the Group’s risk management policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to establish appropriate risk appetite and controls, and to monitor risks and adherence to our risk appetite. Risk management policies and systems are reviewed regularly by the executive management to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Board, through the Audit Committee, oversees how management monitors compliance with the Group’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Board is supported by various management functions that check and undertake both regular and ad hoc reviews of compliance with established controls and procedures.

(a)Derivative instruments

Derivatives are only used for economic hedging purposes and not as speculative investments. Derivatives do not meet the criteria for hedge accounting and are therefore classified as financial instruments through fair value through profit or loss.

●	Embedded options within listed bonds: Where issued fixed maturity borrowings include embedded options which allow early redemption at the option of the issuer and holder upon the occurrence of specified events these are separated from the host contract and accounted for as derivatives at fair value through profit or loss. The calculation of the fair value uses option valuation techniques.
●	Foreign exchange swaps: The calculation of the swaps fair value is based on the difference between the contracted exchange rate and the anticipated spot exchange rate as of the relevant period. The gain or loss at the settlement date is calculated by taking the difference between the agreed upon contract exchange rate (NGN/USD) and the spot rate at the time of settlement, for an agreed upon notional amount of funds.

(b)Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Group manages market risks by keeping costs low through various cost optimization programs. Moreover, market developments are monitored and discussed regularly, and mitigating actions are taken where necessary.

●Foreign exchange risk

The Group operates internationally and is exposed to foreign exchange risk arising from currency exposures other than the U.S. dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

The Group is exposed to risks resulting from fluctuations in foreign currency exchange rates. A material change in the value of any such foreign currency could result in a material adverse effect on the Group’s cash flow and future income. The Group is exposed to foreign exchange risk to the extent that balances and transactions are denominated in a currency other than the functional currency in which they are measured.

In managing foreign exchange risk, the Group aims to reduce the impact of short-term fluctuations on earnings. The Group has no export sales, but it has customers that are either contracted using fees quoted in U.S. dollars or other foreign currencies, but with foreign exchange indexation. The Group’s significant exposure to currency risk relates to its loan facilities that are mainly in foreign currencies. The Group manages foreign exchange risk through the use of derivative financial instruments such as currency swaps and forward contracts. The Group monitors the movement in the currency rates on an ongoing basis.

Currency exposure arising from assets and liabilities denominated in foreign currencies is managed primarily by setting limits on the percentage of net assets that may be invested in such deposits.

Sensitivity analysis

The favorable/(adverse) impact on the Group’s income/loss if the exchange rate of the U.S. dollar weakened or strengthened compared to the following currencies, with all other variables held constant is as follows (2024 and 2023 amounts have been presented on a consistent basis with 2025 in terms of the convention for favorable/(adverse) impacts on income/(loss). The rate of change was determined by an assessment of a reasonable or probable change in the exchange rate being applied as of December 31. The impact is determined with reference to external and intercompany loans and receivables.

		Effect on	Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	South African	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Rand	Real	Dinar
	$’m	$’m	$’m	$’m	$’m	$’m	$’m
2025
10% weakening of US dollar	12.9	7.2	152.5	13.9	19.9	21.0	n/a
10% strenghtening of US dollar	(12.9)	(7.2)	(152.5)	(13.9)	(19.9)	(21.0)	n/a

2024
10% weakening of US dollar	16.0	0.9	214.2	15.1	17.5	—	n/a
10% strenghtening of US dollar	(16.0)	(0.9)	(214.2)	(15.1)	(17.5)	—	n/a

2023
10% weakening of US dollar	21.9	1.3	256.0	16.0	4.0	—	1.0
10% strenghtening of US dollar	(21.9)	(1.3)	(256.0)	(16.0)	(4.0)	—	(1.0)

This analysis excludes the natural hedging arising from contracts with customers in the Nigeria, Zambia and Rwanda operationts, which are either wholly or partly linked to the U.S. dollar exchange rate. It is, however, impracticable to incorporate the impact of this U.S. dollar component in the above analysis due to the complexity of the contracts and the timing of any devaluation even.

The analysis above includes the Latam segment which is presented in the table under the Brazilian Real column and which is now reported as held for sale as of December 31, 2025.

The Group is exposed to foreign exchange rate movements on intercompany loans denominated in U.S. dollars and Euro at a subsidiary level as a result of loan revaluations in local functional currency at period ends. The balances, as translated into U.S. dollar, of the foreign denominated intercompany loans in the local books of the subsidiaries are as follows:

	Functional currency of subsidiaries

	Nigerian	Rwandan	Zambian	Brazilian
	Naira	Franc	Kwacha	Real	U.S. Dollar
	$’m	$’m	$’m	$’m	$’m
2025
U.S. dollar denominated	1,524.6	—	96.2	209.8	—
Euro denominated	—	—	—	—	64.7

2024
U.S. dollar denominated	2,135.5	9.5	89.1	—	—
Euro denominated	—	—	—	—	84.9

The analysis above includes the Latam segment which is presented in the table under the Brazilian Real column and which is now reported as held for sale as of December 31, 2025.

The Group’s exposure to foreign exchange risk (balances excluding intercompany balances, and in currencies other than the local functional currency) is as follows:

	2025	2024
	$’m	$’m

Trade receivables	6.7	7.3
Deferred consideration	71.5	—
Cash and cash equivalents	14.3	20.4
Trade payables	(1.5)	(5.3)
Borrowings	(305.5)	(319.7)
Net exposure	(214.5)	(297.3)

●Interest rate risk

The Group’s main interest rate risk arises from long term borrowings with variable rates, which expose the Group to cash flow interest rate risk.

The Group’s fixed rate borrowings and receivables are carried at amortized cost. They are therefore not subject to interest rate risk as defined in IFRS 7, since neither the carrying amount nor the future cash flows will fluctuate because of a change in market interest rates. The Group manages interest rate risk through the use of derivative financial instruments such as interest rate caps or by issuing fixed rate debt.

The favorable/(adverse) impact on the Group’s post-tax income/loss if the interest rates increased or decreased by 1% (2024: 1%, 2023: 1%) is as follows (2024 and 2023 amounts have been presented on a consistent basis with 2025 in terms of the convention for favorable/(adverse) impacts on income/loss):

	2025	2024	2023
	$'m	$'m	$'m

Increase in interest rate	(9.0)	(12.0)	(11.4)
Decrease in interest rate	9.0	11.9	11.4

This table above includes Latam borrowings which are now reported as held for sale and as discontinued operations.

(c)Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions. Credit risk is managed on a Group basis. The Group accounts for the write-off of a trade receivable when a specific customer is assessed to be uncollectible, based on a review of their specific trading circumstances, credit quality and continuing poor payment performance of the specific customer.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the reporting period is as follows:

	2025	2024
	$’m	$'m

Other receivables	51.6	44.4
Deferred consideration (note 31)	89.3	—
Derivative financial instrument assets (note 18)	48.1	29.4
Trade receivables (net)	147.1	220.9
Cash and cash equivalents (note 20)	853.3	578.0
	1,189.4	872.7

No impairment allowance is recorded at December 31, 2025, in respect of cash and cash equivalents and other receivables (2024: $nil). Derivative financial instruments are carried at fair value through profit or loss. Any fair value gains or losses are recognized in income or loss during the period. Amounts at December 31, 2025 include $85.4 million for the disposal group classified as held for sale.

Credit ratings

The Group works with approved banks and financial institutions which it believes are financially sound, including by reference to their external ratings.

The credit ratings of the Group’s other receivables at December 31, 2025, and 2024, are based on publicly reported Fitch ratings:

	2025	2024
	$’m	$'m
Other receivables
AAA	0.8	1.6
A	1.3	0.1
B	0.4	15.0
BBB-	0.5	0.1
C	0.3	—
Not rated	48.3	27.6
	51.6	44.4

Refer to note 18 and note 20 for the credit ratings of derivative financial instrument assets and cash and cash equivalents respectively.

The Group assesses the credit quality of a customer, taking into account its financial position, past experience and other factors. The compliance with credit limits by customers is regularly monitored by line management.

The Group utilizes data analysis and market knowledge to determine the concentration of its risks by reference to independent and internal ratings of customers. The assessment of the concentration risk is consistent with the overall risk appetite as established by the Group.

The Group’s credit concentration is based on internal ratings. The Group classifies customers as first tier and second tier customers based on sales revenue from each customer during the period. First tier customers are the largest customers of the Group and which, in combination, contributed 80% and above of total revenue and represent the major mobile network operators in our markets while second tier customers are the customers that contributed 20% and below of total revenue and typically represent ISPs or mobile operators with smaller or regional network footprints.

Amounts at December 31, 2025 include $18.2 million for the disposal group classified as held for sale with the credit rating - Not rated.

	Internal rating
	First tier	Second tier	Total
	$'000	$'m	$'m
2025
Accrued Revenue	67.7	0.9	68.6
Not due	33.2	1.6	34.8
0-30 days	16.9	3.2	20.1
31-60 days	7.3	2.0	9.3
61-90 days	0.3	2.6	2.9
Over 90 days	7.1	22.0	29.1
Gross trade receivables	132.5	32.3	164.8
Impairment allowance	(8.0)	(9.8)	(17.8)
Net trade receivables	124.5	22.5	147.0

	Internal rating
	First tier	Second tier	Total
	$'m	$'m	$'m
2024
Accrued Revenue	134.2	1.4	135.6
Not due	22.6	1.6	24.2
0-30 days	18.8	8.6	27.4
31-60 days	7.6	1.4	9.0
61-90 days	4.4	2.0	6.4
Over 90 days	11.1	23.5	34.6
Gross trade receivables	198.7	38.5	237.2
Impairment allowance	(4.9)	(11.4)	(16.3)
Net trade receivables	193.8	27.1	220.9

Impairment allowances, derived in accordance with the policy described in note 2.12.4, predominantly relate to provisions representing a significant proportion of the aged balances due from a small number of customers with poor payment history.

Amounts at December 31, 2025 include $39.5 million for the disposal group classified as held for sale (see note 32.2).

The movement in the allowance for impairment in respect of trade receivables during the year is as follows:

	2025	2024	2023
	$'m	$'m	$'m

At January 1	16.3	21.2	25.4
Increase in impairment provision(a)	8.1	—	7.2
Written-off during the year	(8.9)	(0.1)	(2.6)
Exchange differences	2.3	(4.8)	(8.8)
At December 31	17.8	16.3	21.2

(a)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. See note 32 for more information.

(d)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group has a clear focus on ensuring sufficient access to capital to finance growth and to refinance maturing debt obligations. As part of the liquidity management process, the Group has various credit arrangements with certain banks which can be utilized to meet its liquidity requirements. At the end of the reporting period, the Group had $3.2 billion (2024: $3.4 billion) utilized of $3.6 billion (2024: $3.7 billion) credit facilities with its financiers.

Typically, the credit terms with customers are more favorable compared to payment terms from its vendors in order to help provide sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

The table below analyzes the Group’s financial liabilities including estimated interest payments and excluding the impact of netting agreements into relevant maturity groupings based on the remaining period from the end of the reporting period to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
	$'m	$'m	$'m	$'m	$'m
2025
Trade payables	173.4	—	—	—	173.4
Payroll and other related statutory liabilities	44.1	—	—	—	44.1
Other payables	75.3	16.6	—	—	91.9
Borrowings	465.6	1,433.6	1,155.8	711.7	3,766.7
Lease liabilities	114.6	226.7	194.6	772.9	1,308.8
	873.0	1,676.9	1,350.4	1,484.6	5,384.9
2024
Foreign exchange swaps	14.5	—	—	—	14.5
Trade payables (note 21)	232.9	—	—	—	232.9
Payroll and other related statutory liabilities (note 21)	42.8	—	—	—	42.8
Other payables (note 21)	79.6	5.2	—	—	84.8
Borrowings	313.3	1,170.3	1,870.6	864.1	4,218.3
Lease liabilities	92.4	179.8	173.7	685.1	1,131.0
	775.5	1,355.3	2,044.3	1,549.2	5,724.3

Amounts at December 31, 2025 include $828.5 million for the disposal group classified as held for sale.

(e)Capital risk management and fair value measurements

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Group monitors capital on the basis of the management consolidated net leverage ratio to optimize market pricing, such that net debt (borrowings plus lease liabilities less cash and cash equivalents) to Adjusted Earnings Before Interest, Tax, Depreciation and Amortization (Adjusted EBITDA), proforma for acquisitions and disposals, would be within a long term target leverage of 3.0x and 4.0x (2024: 3.0x and 4.0x, 2023: 3.0x and 4.0x), subject to various factors such as the availability and cost of capital and the potential long term return on our discretionary investments. We may fall outside of the target range in the shorter term to accommodate acquisitions, other restructurings or significant macro-economic changes.

We define Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business.

The following table sets out a reconciliation of our management consolidated net leverage ratio for the years ended December 31, 2025, and 2024:

	2025	2024
	$’m	$'m

Borrowings (note 22)	3,137.7	3,347.9
Lease liabilities (note 23)	372.4	552.6
Borrowings and lease liabilities classified as held for sale (note 32)	370.5	—
Less: Cash and cash equivalents (note 20)	(825.7)	(578.0)
Less: Cash and cash equivalents classified as held for sale (note 20)	(27.6)	—
Net debt	3,027.3	3,322.5

Segment Adjusted EBITDA (note 5)	1,134.6	1,061.6
Unallocated corporate expenses (note 5)	(122.3)	(133.2)
Proforma adjustments for disposals	(29.5)	(28.1)
	982.8	900.3

Management consolidated net leverage ratio	3.1x	3.7x

Amounts at December, 31 2025 include $342.9 million net debt for the disposal group classified as held for sale and $146.9 million adjusted EDITDA, which relates to the discontinued operations (2024: $138.0 million) (see note 32).

Fair value hierarchy

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As of the end of the reporting period, the Group’s financial instruments held at fair value all had a level 2 classification. These instruments comprise primarily of foreign exchange swaps, interest rate caps and options embedded within listed bonds (see note 18 for further details). Their fair values are determined based on mark to market values provided by the counterparty financial institutions or valuation techniques using observable market data. There were no transfers between different levels during the reporting period and the Group did not change any valuation techniques in determining the level 2 fair values.

The Group’s financial instruments that are measured at fair value at December 31, 2025, and 2024, are as follows:

	2025	2024
	$'m	$'m

Embedded options within listed bonds (note 18)	48.1	29.4
Foreign exchange swaps (note 18)	—	(10.2)
	48.1	19.2

●Fair value estimation

	2025		2024
	Carrying		Carrying
	value	Fair value	value	Fair value
	$'m	$'m	$'m	$'m
Financial liabilities
Borrowings (note 22)	3,234.4	3,312.7	3,347.9	3,342.6

The fair values of borrowings presented above are classified as Level 2 of the fair value hierarchy and are based on discounted cash flows using a current borrowing rate.

Amounts at December 31, 2025 include $96.7 million carrying value and $101.2 million fair value for the disposal group classified as held for sale (see note 32.2)

Other than borrowings, the fair values of financial assets and financial liabilities are not materially different from their carrying values.

●Financial instruments by category

The Group’s financial instruments are categorized as follows:

Financial assets
		Fair value
	Amortized	through profit
	cost	or loss	Total
	$'m	$'m	$'m
2025
Trade receivables	147.1	—	147.1
Other receivables	51.6	—	51.6
Deferred consideration (note 31)	89.3	—	89.3
Cash and cash equivalents (note 20)	853.3	—	853.3
Derivative financial instruments assets (note 18)	—	48.1	48.1
	1,141.3	48.1	1,189.4

2024
Trade receivables (note 19)	220.9	—	220.9
Other receivables (note 19)	44.4	—	44.4
Cash and cash equivalents (note 20)	578.0	—	578.0
Derivative financial instruments assets (note 18)	—	29.4	29.4
	843.3	29.4	872.7

The fair values of financial assets are not materially different from their carrying values.

Amounts at December 31, 2025 include $85.4 million for the disposal group classified as held for sale (see note 32.2)

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'m	$'m	$'m
2025
Borrowings (note 22)	3,234.4	—	3,234.4
Trade payables	173.4	—	173.4
Other payables	91.8	—	91.8
Lease liabilities	646.2	—	646.2
	4,145.8	—	4,145.8

2024
Borrowings (note 22)	3,347.9	—	3,347.9
Trade payables (note 21)	232.9	—	232.9
Other payables (note 21)	84.8	—	84.8
Derivative financial instruments liabilities (note 18)	—	10.2	10.2
Lease liabilities (note 23)	552.6	—	552.6
	4,218.2	10.2	4,228.4

The fair values of non-current liabilities are based on discounted cash flows using a current borrowing rate. The fair values of trade payable and other current liabilities are not materially different from carrying values.

Amounts at December 31, 2025 include $431.1 million for the disposal group classified as held for sale (see note 32.2).